Long-term deposit (Tables)	6 Months Ended
Jun. 30, 2022
Long-term deposit
Schedule of long term deposit

	June 30, 2022	December 31, 2021
Security deposit	$1,161,000	$1,161,000
Deposit for facility construction and equipment	2,360,790	—
	$3,521,790	$1,161,000